Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2025
Disposals and other non-operating items
Summary of disposals and other non-operating items

	2023 GBPm	2024 GBPm	2025 GBPm
Revaluation of investments	(11)	(2)	12
Loss on disposal of businesses	(61)	(4)	(3)
Net loss on disposals and other non-operating items	(72)	(6)	9